                                              1933 ACT REGISTRATION NO. 33-13019

                                              1940 ACT REGISTRATION NO. 811-5083


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT")

                        POST-EFFECTIVE AMENDMENT NO. 18
                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT  NO. 20

                       VAN ECK WORLDWIDE INSURANCE TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   99 PARK AVENUE, NEW YORK, NEW YORK  10016
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                  212-687-5200
              (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

          THADDEUS LESZCZYNSKI, ESQ. - VAN ECK ASSOCIATES CORPORATION
                   99 PARK AVENUE, NEW YORK, NEW YORK  10016
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

             COPY TO:  PHILIP NEWMAN, ESQ., GOODWIN, PROCTER & HOAR
                  EXCHANGE PLACE, BOSTON, MASSACHUSETTS  02109
     ____________________________________________________________________

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ]  IMMEDIATELY UPON FILING PURSUANT           [ ] ON (DATE) PURSUANT TO
     TO PARAGRAPH (b)                               PARAGRAPH (b)

[ ]  60 DAYS AFTER FILING PURSUANT TO           [ ] [DATE] PURSUANT
     PARAGRAPH (a)(1)                               TO PARAGRAPH (a)(1)

[X]  75 DAYS AFTER FILING PURSUANT TO           [ ] ON (DATE) PURSUANT TO
     PARAGRAPH (a)(2)                               PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT
    ______________________________________________________________________

REGISTRANT HEREBY ELECTS TO REGISTER AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE, OF THE WORLDWIDE REAL ESTATE FUND PURSUANT TO RULE 24f-2(a)(1). REGISTRANT HAS HERETOFORE DECLARED ITS INTENTION TO REGISTER AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST, $0.01 PAR VALUE, OF THE WORLDWIDE EMERGING MARKETS FUND, WORLDWIDE BALANCED FUND, WORLDWIDE HARD ASSETS FUND, GOLD AND NATURAL RESOURCES FUND AND WORLDWIDE BOND FUND, PURSUANT TO RULE 24f-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24f-2 NOTICE WAS FILED ON OR ABOUT FEBRUARY 21, 1997 FOR ALL SERIES FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996.

                       VAN ECK WORLDWIDE INSURANCE TRUST
                              CROSS-REFERENCE PAGE
                   PURSUANT TO RULE 501 (B) OF REGULATION S-K
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED

                                   FORM N-1A
PART A
ITEM NO.                                LOCATION IN PROSPECTUS
--------                                ----------------------

1.  Cover Page                          Cover Page

2.  Synopsis                            N/A

3.  Condensed Financial Information     N/A

4.  General Description of Registrant   The Trust; Investment Objective and
                                        Policies of the Fund; Risk Factors;
                                        Limiting Investment Risks; Description
                                        of the Trust

5.  Management of the Fund              Management; Additional Information

5A. Management's Discussion of Fund
    Performance                         Not Applicable

6.  Capital Stock and Other Securities  Dividends and Distributions; Federal
                                        Taxation; Description of the Trust;
                                        Additional Information

7.  Purchase of Securities Being
    Offered                             How to Buy Shares

8.  Redemption or Repurchase            How to Redeem Shares

9.  Pending Legal Proceedings           N/A


PART B                                  LOCATION IN STATEMENT
ITEM NO.                                ADDITIONAL INFORMATION
--------                                ----------------------

10. Cover Page                          Cover Page

11. Table of Contents                   Table of Contents

12. General Information and History     N/A

13. Investment Objectives and Policies  Investment Objectives and Policies;
                                        Risk Factors; Investment Restrictions;
                                        Portfolio Transactions and Brokerage

14. Management of the Fund              Trustees and Officers

15. Control Persons and Principal       Principal Shareholders
    Holders of Securities

PART B                                  LOCATION IN STATEMENT
ITEM NO.                                ADDITIONAL INFORMATION
--------                                ----------------------


16. Investment Advisory and Other       Investment Advisory Services;The
    Services                            Distributor; Trustees and Officers;
                                        Additional Information

17. Brokerage Allocation and Other      Portfolio Transactions and Brokerage
    Practices

18. Capital Stock and Other Securities  General Information

19. Purchase, Redemption and Pricing    Valuation of Shares; Redemptions
    of Securities Being Offered         in Kind

20. Tax Status                          Taxes

21. Underwriters                        The Distributor

22. Calculation of Performance Data     Performance

23. Financial Statements                Financial Statements

PROSPECTUS
                                                               May  , 1997


                       VAN ECK WORLDWIDE INSURANCE TRUST

-------------------------------------------------------------------------------

                   99 Park Avenue, New York, New York 10016
                                (212) 687-5200
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of five separate funds (the "Funds"), each of which has a specific investment objective. Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE REAL ESTATE FUND--seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

Worldwide Real Estate Fund is managed by Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.

                               ---------------

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

A Statement of Additional Information (the "SAI"), dated May , 1997, which further discusses the Trust and Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

The Trust...................................................................   3
Investment Objective and Policies of the Fund...............................   3
Risk .......................................................................   4
Limiting Investment Risks...................................................   9
Management..................................................................   9
How to Buy Shares...........................................................  11
Dividends and Distributions.................................................  11
How to Redeem Shares........................................................  11
Federal Taxation............................................................  11
Description of the Trust....................................................  12
Additional Information......................................................  13

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Real Estate Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended, (the "Act").

              INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

A description of the investment objective and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objective. For further information about the Fund's investment policies, see "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE REAL ESTATE FUND

INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund seeks to achieve its investment objective of long-term capital growth through investment primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets. The Fund will seek both current income and capital appreciation. Equity securities will include common stock, preferred stock and securities convertible into common stock.

The Fund will, under normal conditions, invest at least 65% of its total assets in equity securities of domestic and foreign exchanges or NASDAQ listed companies which are principally engaged in the real estate industry. Equity securities include common stocks (including Real Estate Investment Trust -- "REITs"), rights or warrants to purchase common stocks, securities convertible into common stocks and preferred shares. A company is deemed to be "principally engaged" in the real estate industry if at least 50% of its assets (marked to market), gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies may include among others: equity real estate investment trusts; mortgage real estate investment trusts; real estate brokers or developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies.

The remainder of the Fund's investments may be made in equity securities of issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Fund may invest more than 25% of its total assets in any one sector of the real estate or real estate related industries. In addition, the Fund may, invest in the securities of companies unrelated to the real estate industry but whose real estate assets are substantial relative to the price of the companies' securities.

The Fund pursues a flexible strategy of investing in a diversified portfolio of securities of companies throughout the world including the United States. The percentage of the Fund's assets invested in particular geographic regions will shift from time to time in accordance with the judgement of the Fund's Adviser. Generally, a portion of the assets of the Fund will be denominated or traded in foreign currencies.

Investments may also be made in securities of issuers unrelated to the real estate industry believed by the Fund's investment adviser to be undervalued and to have capital appreciation potential. Investments may also be made in convertible and non-convertible debt securities of such companies. Up to 10% of total assets may be invested in unrated debt securities of issuers secured by real estate assets where the Funds' investment adviser believes that the securities are trading at a discount and the underlying collateral will ensure repayment of principal. In such situations, it is conceivable that the Fund could, in the event of default, end up holding the underlying real estate directly.

INVESTMENTS RELATED TO REAL ESTATE: Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increase in interest rates. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.

[FUND'S BENEFITS AND RISKS]

[BENEFITS:] The Advisor believes the real estate industry globally has potential for dramatic economic growth. The Fund offers investors who believe that the real estate industry has strong long-term growth potential and the ability to concentrate an investment in the industry. The Fund's performance is closely tied to economic and political conditions and factors affecting the real estate industry. The Fund may not be suitable for all investors and is intended for investors more actively involved in selecting investments, who are willing to assume greater risk, and as a complement to a broader investment plan. The Fund is not intended as a complete investment program.

When you sell your Fund shares they may be worth more or less than you paid for them. Their value will depend upon the value of the Fund's investments, which varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and of the countries in which the Fund may invest, and general market, economic and political conditions. The securities of smaller, less well-known companies may be particularly volatile. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer. In addition, some of the Fund's investments may be denominated in foreign currencies which fluctuate in response to global economic, market and political factors. The Adviser will select investments for the Fund that it believes offer the greatest opportunity for maximum total return. There can be no assurance that the Adviser will be successful.

The Adviser normally invests the Fund's assets according to its investment objective and policies. The Adviser determines whether an issuer or its principal business is in the real estate industry by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. When allocating the Fund's investments among countries, the Adviser considers such factors as the potential for economic growth, political developments, expected levels of inflation, governmental policies and the outlook for currency relationships. There can be no assurance that the Fund will achieve its investment objective.

                                   RISK

INDUSTRY RISK

In addition to the risks generally associated with investing in international securities and emerging markets, because the Fund concentrates investments in a single industry, the share values can be expected to be more volatile than those of funds that invest in many industries.

The Adviser anticipates that the Fund will give particular consideration to investments in the United States, Canada, Hong Kong, Singapore, Malaysia, Japan, Australia and the United Kingdom. The Fund will also invest in other non-U.S. markets, including emerging markets in Asia, Latin America and Eastern Europe (see "Risk--Emerging Market Risks" below).

REAL ESTATE INDUSTRY

Companies in this industry are subject to risks similar to those involved with owning real estate. Real estate values may fluctuate as a result of general and local economic conditions, increased building and increased competition, increases in property taxes and operating expenses, changes in zoning and other laws, casualty and condemnation losses, limitations on rents, governmental actions, the ability of borrowers and tenants to make loan payments and rents, and increases in interest rates.

[EMERGING MARKET RISKS]

Investors should expect volatility in the value of the Fund's shares. Emerging markets are characterized by wide fluctuations in securities prices. Countries in Asia are in various stages of economic development. Each has its own risks. Most countries in Asia are considered emerging markets, which generally have low-to-middle-income economies. Most countries in this region are heavily dependent on international trade. Some have prosperous economies but are sensitive to world commodity prices. Others are especially vulnerable to recessions and economic factors in other countries. Some countries in the region have experienced rapid growth recently, and many suffer from obsolete financial systems, economic problems, or less developed legal systems. Many are experiencing political and social uncertainty. In addition, the return of Hong Kong to Chinese control may affect the entire region known as "Greater China". The securities markets in Asia may be subject to emergencies caused by governmental actions and political and economic factors. In the event an emergency exists, the Fund may, with the approval of the SEC, suspend your right to redeem your Fund shares during the emergency. The Fund may invest in Russian issuers. Investments in Russia involve the risks associated with other foreign emerging markets. In particular, settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the 1940
Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability.

It is possible for the Fund to lose its registration and thus its ownership of these securities due to fraud, illegal amendment, negligence or even mere oversight.

To reasonably ensure that its interest continues to be appropriately recorded, the Fund will invest only in those companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective.

[INTERNATIONAL INVESTING RISKS]

The Fund's policy of investing in non-U.S. markets and, in particular, emerging markets, involves increased or additional economic and political risks from those mentioned above as compared to investing in the U.S. or other developed markets. The Fund's share price will be affected by events and factors in the various world markets.

The markets in Asia have generally less stringent investor protection rules and enforcement, disclosure standards and governmental regulation. In addition, some foreign companies are not subject to the same financial accounting, auditing and reporting standards that are required of U.S. companies. Compared to U.S. markets, foreign markets are less developed and less liquid, have fewer issuers, may be more subject to influence by large investors and more susceptible to manipulation. Some have unstable governments. In addition to the political and economic factors that can affect the value of foreign securities, a governmental or quasi-governmental issuer may be unwilling to repay principal and interest when due and may require that the conditions for payment be renegotiated. Investing in countries with emerging economies or securities markets is subject to the additional risks associated with political and economic structures undergoing rapid change; economies heavily dependent upon international trade and extremely sensitive to commodity prices and to economic factors in other countries; the lack of developed securities markets and effective regulations; less developed legal and economic sectors, restrictions on foreign ownership of securities; and governments that in the past have failed to recognize private ownership, have nationalized or expropriated private property, imposed currency exchange controls, levied confiscatory taxes and limited the removal of funds or other assets.

[OTHER RISKS]

In addition, because the Fund may invest in a wide variety of investments and use various investment techniques, the Fund may be riskier and more volatile than funds whose investments and investment techniques are less varied. Some of the more common risks associated with the investments and investment techniques available to the Fund and not discussed here are summarized below in "Fund's Investments and Techniques." See also "Risk Factors" in the SAI.

[INVESTMENT POLICIES]: In pursuing its goals, the Fund will focus on equity securities but may also invest in other types of financial instruments, including debt securities of any quality. The Fund may invest in the securities of any issuer within its industry, including companies and other business organizations, as well as governments and governmental and quasi-governmental agencies. The Fund, however, will tend to focus on the equity securities of both large and small companies in the real estate industry. Except in unusual circumstances, at least 65%, and at times nearly all, of the Fund's total assets will normally be invested in securities of issuers in the real estate industry. The Fund will normally invest in at least three countries including the United States. The Fund may invest all of its assets in a particular segment of the industry.

The Adviser may use different investment techniques to attempt to achieve the Fund's investment objective or to hedge the Fund's risks, but there is no guarantee that these strategies will work as the Adviser intends. Also, as a mutual fund, the Fund seeks to spread investment risks by diversifying its holdings among many companies and countries. Of course, diversification does not eliminate risk and when you sell your Fund shares, they may be worth more or less than you paid for them. Unlike many other Funds, the Fund does not diversify among industries and the value of its shares will reflect events affecting the industry.

The Fund may, in seeking to avoid foreign taxes or comply with foreign investment restrictions, invest in certain countries through wholly-owned entities organized in another country.

Some of the Fund's investments will be denominated in a foreign currency. To attempt to protect against uncertainties in the markets or in anticipation of the need for cash to meet redemption requests or settlement of portfolio transactions, the Fund may, for temporary defensive purposes, invest in short-term debt securities and money market instruments in excess of 35% of its total assets. There is no limit on the amount of foreign currencies or short-term instruments denominated in a foreign currency the Fund may hold.

The Fund may invest in a variety of instruments that are or may become available in the market, and the Adviser may use a number of investment techniques and strategies to achieve the Fund's objective. There are a number of risks and restrictions associated with these instrument types and investment practices that should be considered by investors. The investment types and investment practices that will be used most often are listed below under "Investments and Techniques." (A complete listing of the Fund's policies and limitations and more detailed information about the Fund's investments and strategies is contained in the SAI.) Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

The Adviser may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goals. Current holdings and recent investment strategies are described in the Fund's financial reports which will be sent to shareholders twice a year. For a free SAI, call (800) 544-4653 or write to the Fund at the address on the cover. The Fund commenced operations on May , 1997, therefore the first semi-annual report for the period ended June 30, 1997 will be available on or about September 1, 1997.

INVESTMENTS AND TECHNIQUES

EQUITY SECURITIES: Equity securities may include common stocks, preferred stocks, direct equity interests in unincorporated entities or enterprises, convertible securities, and rights and warrants. Common stocks, the most familiar type of equity security, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices/fluctuate based on changes in a company's financial condition and on overall market, economic and political conditions. Smaller companies and companies concentrated in a particular industry are especially sensitive to these factors. Equity swaps, indexed securities and similar instruments whose values are tied to one or more equity securities are considered to be equity securities.

DIVERSIFICATION: Diversification of the Fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer.

RESTRICTIONS: With respect to 75% of total assets, the Fund may not invest more than 5% of its total assets in securities (including debt securities) of any one issuer. These limitations do not apply to U.S. government securities. Except for temporary defensive purposes, the Fund will invest more than 25% of its total assets in the industry in which it concentrates.

REAL ESTATE INVESTMENTS: Real Estate Investments include debt and equity securities of companies engaged in the real estate business, REITs, real estate mortgage investment companies and similar securities.

REITS

A REIT's assets generally consist primarily of interest in real estate and real estate loans. REITs are often classified as equity, mortgage or hybrids. An equity REIT owns property and realizes income from rents and gain or loss from the sale of real estate interests. A mortgage REIT invests in real estate mortgage loans and realizes income from interest payments on the loans. A hybrid REIT invests in both equity and debt. An equity REIT maybe an operating or financing company. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

DEBT SECURITIES: Bond and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Lower-quality debt securities (sometimes called "junk bonds") are speculative and involve greater risk of default or price fluctuations due to changes in the issuer's creditworthiness, or the reality that the issuer may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or downturns in a particular industry.

RESTRICTIONS: The Fund currently intends to limit its investments in debt securities rated lower than Baa by Moody's Investors Services ("Moody's") to 25% of its total assets. Purchase of a debt security is consistent with the Fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by Standard & Poor's Corporation ("S&P"), or other rating agency or is unrated but judged to be of equivalent rating quality by the Adviser. The ratings of ratings agencies represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality.

The SAI provides an explanation of the ratings assigned to debt holdings (not including money market instruments).

FOREIGN AND EMERGING MARKETS SECURITIES: The Fund will normally invest a portion of its assets in securities of issuers located outside the U.S. and traded outside the U.S. These securities will usually be non-U.S. dollar denominated, but also may be dollar denominated (such as ADRs). Changes in the value of foreign currencies can significantly affect the value of a Fund's investments and share price. The Adviser may use a variety of techniques to either increase or decrease the Fund's exposure to any currency.

ADJUSTING INVESTMENT EXPOSURE: The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options, futures and forward contracts, entering into currency exchange contracts, swap agreements, purchasing indexed securities, and selling securities short.

The Adviser may use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund investment, these techniques could result in a loss to the Fund, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss to the Fund if the counterparty to the transaction does not perform as promised.

REPURCHASE AGREEMENTS: In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. The difference between the sale and repurchase prices represents interest earned by the Fund. Delays or losses to the Fund could result if the other party to the agreement defaults or becomes insolvent.

FOREIGN REPURCHASE AGREEMENTS: Repurchase agreements with foreign dealers may be less well-secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss or counterparty default. Some counterparties in these transactions may be less creditworthy and subject to less regulation than those in U.S. markets.

ILLIQUID AND RESTRICTED SECURITIES: Some investments may be determined by the Adviser, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Securities subject to legal or contractual restrictions and repurchase agreements maturing in more than seven days are considered illiquid. Difficulty in selling these securities may result in a loss or may be costly to the Fund.

RESTRICTIONS: The Fund may not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

SHORT SELLING: Short selling involves selling a security that a Fund does not own and has borrowed from a broker. When the Fund purchases the security to replace the borrowed security, if the value of the security declines as anticipated, the Fund will profit to the extent of the difference between the purchase price and the sale price. If the price of the security increases, the Fund will suffer a loss.

RESTRICTIONS: The value of securities of any one issuer sold short will constitute no more than 2% of the Fund's net assets or no more than 2% of the issuer's outstanding class of securities. Only liquid securities will be sold short. The value of the securities sold short will constitute no more than 25% of the Fund's net assets.

DIRECT INVESTMENTS: A direct investment is generally illiquid and includes the purchase of an equity (ownership) interest in a private transaction, and generally involves entering into a shareholder or similar agreement; often it involves the appointment of a Fund representative to the enterprises board of directors or similar body to protect the Fund's rights and to facilitate eventual disposition of the equity interest.

RESTRICTION: No more than 10% of the Fund's net assets will be committed to direct investments. Therefore, the Fund will not purchase direct interests in real estate.

Portfolio Turnover and Brokerage. IT IS ANTICIPATED THAT THE ANNUAL PORTFOLIO TURNOVER RATE FOR THE FUND MAY EXCEED 100%. A PORTFOLIO TURNOVER RATE OF 100% WOULD OCCUR IF ALL OF A FUND'S PORTFOLIO SECURITIES WERE REPLACED IN ONE YEAR. THE PORTFOLIO TURNOVER RATE EXPERIENCED BY A FUND DIRECTLY AFFECTS BROKERAGE COMMISSIONS AND OTHER TRANSACTION COSTS WHICH THE FUND BEARS DIRECTLY. A HIGH RATE OF PORTFOLIO TURNOVER WILL INCREASE SUCH COSTS. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER INFORMATION REGARDING THE BROKERAGE ALLOCATION PRACTICES OF THE FUND.

OTHER INSTRUMENTS: Other securities in which the Fund may invest include rights and securities of investment companies.

LEVERAGE: The Fund may use leverage by borrowing from banks, or through reverse repurchase agreements, futures, options and similar transactions. Leverage will subject the Fund's share price to greater fluctuation.

RESTRICTIONS: The Fund may not borrow in an amount exceeding 33 1/3% of its total assets.

RESTRICTIONS: Loans of the Fund's securities, in the aggregate, may not exceed 33 1/3% of the Fund's total assets.

LENDING OF PORTFOLIO SECURITIES: Securities may be lent to broker-dealers and institutions, including affiliates of the Adviser. Lending is a means for the Fund to earn income. This practice could result in a loss or a delay in recovering the Fund's securities.

FUNDAMENTAL POLICIES AND RESTRICTIONS

Some of the policies and restrictions discussed on the preceding pages are fundamental, which are subject to change only with shareholder approval, and are all listed below. All policies stated throughout this Prospectus, other than those identified in this section as fundamental, can be changed without shareholder approval.

The Fund's investment objective is to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets. The Fund's objective can be changed only with shareholder approval.

The Fund, at the close of each quarter of its taxable year, must, in general, limit its investments in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund's assets, no more than 5% of its assets and (iii) the Fund will not own more than 10% of the outstanding voting securities. The Fund will invest at least 25% of its total assets in its industry. The Fund may borrow in an amount not exceeding 33 1/3% of its total assets. Loans of the Fund's securities, in the aggregate, may not exceed 33 1/3% of its total assets.

                           LIMITING INVESTMENT RISKS

While an investment in any of the Funds is not without risk, each Fund follows certain policies in managing its investments which may help to reduce risk. These policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. The Fund will not invest more than 15% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options).

  2. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Funds' investment policies and restrictions is provided in the SAI.

                                   MANAGEMENT

TRUSTEES

The management of the Funds' business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and Officers of the Funds, see "Trustees and Officers" in the SAI.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to the Worldwide Real Estate Fund pursuant to an Advisory Agreement with the Trust. The Adviser manages the investment operations of the Fund and furnishes the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Kevin L. Reid--Co-Portfolio Manager of the Worldwide Real Estate Fund is responsible for managing the Fund's portfolio of investments. Mr. Reid has ten years of real estate related experience. Before joining the Adviser, Mr. Reid was Vice President and Portfolio Manager at Trammell Crow Co. and also the Chief Financial Officer of a firm involved in real estate development.

Derek S. van Eck--Co-Portfolio Manager of Worldwide Real Estate Fund is responsible for managing the Fund's portfolio of investments. He is Director of Global Investments and Executive Vice President of the Adviser and an officer of other mutual funds advised by the Adviser.

Other investment professionals who are expected to have significant input with respect to the Fund's investments include:

Timothy Chan--Portfolio Manager of the Asia Dynasty Fund and Asia Infrastructure Fund series of Van Eck Funds is responsible for managing the investment of these two funds since August 1996. Mr. Chan has 12 years of investment management experience in Hong Kong and Tokyo managing funds with similar objectives as the Asia Dynasty Fund and Asia Infrastructure Funds. Mr. Chan served as Portfolio Manager for BZW Investment Management. He was a Fund Manager for Sun Hun Kai Fund

Management and held a Fund Manager position with Scimitar Asset Management Asia Ltd., Hong Kong, a wholly-owned subsidiary of Standard Chartered Bank.

Worldwide Real Estate Fund pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund,
 .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million. The Worldwide Balanced Fund pays the Adviser a monthly fee at the annual rate of .75 of 1% of average daily net assets. Worldwide Hard Assets Fund and Worldwide Emerging Markets Fund each pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets which includes the fee paid to the Adviser for accounting and administrative services. The advisory fees paid to the Adviser with respect to the Fund are higher than the fees paid by most investment companies because of the complexities of managing this type of fund (such as following trends and companies in many different countries and stock and bond markets throughout the world) but are comparable to the fees charged to other investment companies with similar objectives for comparable services.

With respect to the Fund, the Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

The Adviser also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At June 30, 1996, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.7 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of a Fund to any separate account or may suspend or terminate the offering of shares of a Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of a Fund.

EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of the Adviser's employees in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Funds are allocated among the Funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Funds. The Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting.

The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Fund and are being amortized by the Fund over sixty successive equal monthly installments.

                               HOW TO BUY SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Funds are not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset value of shares of the Fund may be significantly affected on days when an investor has no access to the Fund.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income in July and January and any net realized capital gains resulting from the investment activity annually in January.

All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The Fund's fiscal year ends on December 31.

                             HOW TO REDEEM SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the order to redeem without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which charges are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Funds is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                               FEDERAL TAXATION

The Fund intends to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains.

Section 817(h) of the Code provides that certain variable contracts, based upon one or more segregated asset accounts of a life insurance company, will not be treated as annuity, endowment or life insurance contracts for any period during which the investments made by such accounts are not adequately diversified. The regulations promulgated under Section 817(h) of the Code specify various investment diversification requirements. In addition, the regulations provide that an investment by a segregated asset account of a life insurance company in a qualifying RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by a separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. Effective April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each Fund, $.001 par value. To date, five series or Funds of the Trust have been authorized, which shares constitute the interests in the Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Real Estate Fund and Worldwide Balanced Fund, described herein.

The Worldwide Real Estate Fund is classified as diversified funds [and Worldwide Bond Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund are classified as non-diversified funds under the Act.] A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. A "series" is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another series. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new series.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants.The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all Funds are entitled to vote on matters affecting all of the Funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund but require a separate vote of one of the other Funds. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Funds, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Fund's Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

Worldwide Real Estate Fund may advertise performance in terms of 30-day yield, which is computed by dividing the net investment income per share earned during the 30 days by the offering price per share on the last day of the period. Yield of the Fund is a function of the kind and quality of the instruments in the Fund's portfolio, maturity, operating expenses and market conditions.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes the maximum sales charge (currently, the Fund does not impose a sales charge on investments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Sales loads and other non-recurring expenses may be excluded from the calculation of rates of return with the result that such rates may be higher than if such expenses and sales loads were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Gold and Natural Resources Fund is rated in the "Gold Oriented Funds" category, Worldwide Bond Fund in the "World Income Funds" category and Worldwide Balanced Fund is rated in the "Balanced Funds" category. The Worldwide Emerging Markets Fund may be compared to indices such as I.F.C. Investable Index and the following Morgan Stanley Capital International Indices: World Index, World Index Free, Kokusai Index, Emerging Markets Global Index and Emerging Markets Free Index. The Morgan Stanley Capital International Indices and the Salomon Brothers World Global Bond Index are two such indices to which the Worldwide Bond Fund and Worldwide Balanced Fund may be compared, and the Gold and Natural Resources Fund may be compared to indices such as the historical price of gold, the Standard & Poor's 500 or the Morgan Stanley Gold Mines Index. For a further discussion of advertising see "Performance" in the Statement of Additional Information.

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200 or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Fund's transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar, One Exchange Place, Boston, Massachusetts 02109 serves as counsel for the Trust.

VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------
Worldwide Real Estate Fund


Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

Van Eck Worldwide Insurance Trust
----------------------------------
99 Park Avenue, New York, NY 10016


[LOGO] VAN ECK GLOBAL
       THE UNUSUAL FUNDS/(SM)/


May __, 1997


VAN ECK

WORLDWIDE

INSURANCE TRUST

PROSPECTUS


Worldwide Real Estate Fund

(Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust(Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck World wide Insurance Trust (Yen) Van Eck World Insurance Trust(Yen) Van Eck Worldwide Insurance Trust
(Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust
(Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust


[LOGO] VAN ECK GLOBAL
       THE UNUSUAL FUNDS/(SM)/

                           WORLDWIDE INSURANCE TRUST
                      99 PARK AVENUE, NEW YORK, N.Y. 10016
                                 (212) 687-5200


Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company currently consisting of five separate funds: Gold and Natural Resources Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund and Worldwide Real Estate Fund (the "Funds"). Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life insurance and variable annuity policies ("Contracts"). Each Fund has specific investment objectives.
                                TABLE OF CONTENTS

General Information...................   2
Investment Objectives and Policies....   2
Risk Factors..........................   6
Foreign Securities....................   6
Foreign Currency Transactions.........   8
Futures and Options Transactions......   9
Repurchase Agreements.................  10
Mortgage-Backed Securities............  11
Real Estate Securities................  11
Commercial Paper......................  12
Debt Securities, Short Sales..........  12
Direct Investments....................  12
Investment Restrictions...............  13
Investment Advisory Services..........  16
The Distributor.......................  18
Portfolio Transactions and Brokerage..  19
Trustees and Officers.................  21
Principal Shareholders................  25
Valuation of Shares...................  25
Taxes.................................  26
Redemptions in Kind...................  27
Performance...........................  27
Additional Information................  28
Financial Statements..................  28
Appendix..............................  29

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current Prospectus, dated September 1, 1995 as revised April 30, 1997 (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone numbers set forth at the top of this page.


           Shareholders are advised to read and retain this Statement of Additional Information for future reference

                      STATEMENT OF ADDITIONAL INFORMATION

                                 May __, 1997

                              GENERAL INFORMATION
                              -------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987 as Van Eck Variable Insurance Products Trust. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently five series of the Trust: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund and Worldwide Real Estate Fund (the "Funds"). The Worldwide Emerging Markets Fund is classified as a diversified fund and Worldwide Bond Fund, Worldwide Balanced Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund are classified as non-diversified funds under the Investment Company Act of 1940 (the "1940 Act").
                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

WORLDWIDE EMERGING MARKETS FUND

The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Country and emerging market equity securities. An "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Africa and Eastern Europe. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

The Fund considers emerging market securities to include securities which are
(i) principally traded in the capital markets of an emerging market country;
(ii) securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in Emerging Countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an Emerging Country; (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities, and (v) American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governments, agencies or instrumentalities, central banks or private issuers.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies,instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Fund. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by D&P, or if unrated, will be of comparable high qualify as determined by the Adviser.

WORLDWIDE HARD ASSETS FUND

The Fund was formally known as the Gold and Natural Resources Fund. On April 9, 1997, a Special Meeting of Shareholders was held. At the meeting, a majority of shareholders voted to change the investment objective, restrictions, concentration policy, and the Fund name to that which appears in this prospectus.

The Fund will, under normal market conditions, invest at least 65% of its total assets in "Hard Asset Securities." Hard Assets Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. The term "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following: (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities which, historically, have been produced and marketed profitably during periods of significant inflation. Under normal market conditions, the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating in such industries and up to 50% of the Fund's assets may be invested in any one of the above sectors. Precious metal and natural resource securities are at times volatile and there may be sharp fluctuations in prices even during periods of rising prices.

The Fund may invest in equity securities. Equity securities include common and preferred stocks; equity and equity index swap agreements; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country; convertible preferred stocks and convertible debt instruments. The Fund may also invest in fixed-income securities which include obligations issued or guaranteed by a government or any political subdivisions, agencies, instrumentalities, or by a supranational organization such as the World Bank or European Economic Community (or other organizations which are chartered to promote economic development and are supported by various governments and government entities), adjustable-rate preferred stock, interest rate swaps, corporate bonds, debentures, notes, commercial paper, certificates of deposit, time deposits, repurchase agreements, and debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. government and its agencies having varied maturities.

The Fund may purchase securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. The Fund may purchase and sell financial futures and commodity futures contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

The Fund may also invest in "when issued" securities and "partly paid" securities. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's Investors Service and Standard & Poor's Corporation relating to the fixed-income securities and preferred stocks in which the Funds may invest, Including a description of the risks associated with each category. Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. The Fund may therefore be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general.



WORLDWIDE BALANCED FUND

Worldwide Balanced Fund seeks long-term capital appreciation together with current income.

Worldwide Balanced Fund may invest in equity securities. Equity securities include common and preferred stocks; equity and equity index swap agreements; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country; convertible preferred stocks and convertible debt instruments; financial futures contracts and options on financial futures contracts; forward currency contracts and put and call options on securities, securities indices and foreign currencies and foreign currency swaps.

The Fund may also invest in fixed-income securities which include obligations issued or guaranteed by a government or any of its political subdivisions, agencies, instrumentalities, or by a supranational organization such as the World Bank or European Economic Community (or other organizations which are chartered to promote economic development and are supported by various governments and government entities), adjustable-rate preferred stock, interest rate swaps, corporate bonds, debentures, notes, commercial paper, certificates of deposit, time deposits, repurchase agreements, and debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. government and its agencies having varied maturities. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

GLOBAL REAL ESTATE FUND

The Fund seeks to achieve its investment objective of long-term capital growth through investment primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets. The Fund will seek both current income and capital appreciation. Equity securities will include common stock, preferred stock and securities convertible into common stock.

The Fund will, under normal conditions, invest at least 65% of its total assets in equity securities of domestic and foreign exchanges or NASDAQ listed companies which are principally engaged in the real estate industry. Equity securities include common stocks (including REITs), rights or warrants to purchase common stocks, securities convertible into common stocks and preferred shares. A company is deemed to be "principally engaged" in the real estate industry if at least 50% of its assets (marked to market), gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies may include among others: equity real estate investment trusts; mortgage real estate investment trusts; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies.

The remainder of the Fund's investments may be made in equity securities of issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Fund may invest more than 25% of its total assets in any one sector of the real estate or real estate related industries. In addition, the Fund may, from time to time, invest in the securities of companies unrelated to the real estate industry but whose real estate assets are substantial relative to the price of the companies' securities.

The Fund pursues a flexible strategy of investing in a diversified portfolio of securities of companies throughout the world including the United States. The percentage of the Fund's assets invested in particular geographic regions will shift from time to time in accordance with the judgement of the Fund's Adviser. Generally, a substantial portion of the assets of the Fund will be denominated or traded in foreign currencies.

Investments may also be made in securities of issuers unrelated to the real estate industry believed by the Fund's investment adviser to be undervalued and to have capital appreciation potential. Also, consistent with the secondary objective of current income, investments may also be made in convertible debt securities of such companies. Up to 10% of total assets may be invested in unrated debt securities of issuers secured by real estate assets where the Fund's investment adviser believes that the securities are trading at a discount and the underlying collateral will ensure repayment of principal. In such situations, it is conceivable that the Fund could, in the event of default, end up holding the underlying real estate directly.

Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increase in interest rates. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.

The Advisor believes the real estate industry has potential for dramatic economic growth. The Fund offers investors who believe that the real estate industry has strong long-term growth potential the ability to concentrate an investment in the industry. The Fund's performance is closely tied to economic and political conditions and factors affecting the real estate industry. The Fund may not be suitable for all investors and are intended for investors more actively involved in selecting investments, who are willing to assume greater risk, and as a complement to a broader investment plan. The Fund is not intended as a complete investment program.

WORLDWIDE BOND FUND

Worldwide Bond Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

Total return is comprised of current income and capital appreciation. The Fund attempts to achieve its objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return. Normally, the Fund will have at least 65% of its total assets invested in bonds of varying maturities.

The Fund may invest in any type of security including, but not limited to, common stocks and equivalents (such as convertible debt securities and warrants), preferred stocks and bonds and debt obligations of domestic and foreign companies, governments (including their political subdivisions) and international organizations. The Fund may buy and sell financial futures contracts and options on financial futures contracts, which may include bond and stock index futures contracts and foreign currency futures contracts. The Fund may write, purchase or sell put or call options on securities and foreign currencies. In addition, the Fund may lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

The Fund may invest in "when issued" securities and collateralized mortgage obligations. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corporation relating to the fixed-income securities and preferred stocks in which the Fund may invest, including a description of the risks associated with each category.

                                  RISK FACTORS

FOREIGN SECURITIES

Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Funds may hold securities and funds in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

Investments may be made from time to time by Worldwide Balanced Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund in companies in developing countries as well as in developed countries. Worldwide Hard Assets Fund, Worldwide Emerging Markets Fund and Worldwide Real Estate Fund may have a substantial portion of their assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser (or Sub-Adviser) to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to the Funds of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Funds, with regard to overall diversification strategies. Although the Funds value their assets daily in terms of U.S. Dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. Dollar price of a security bought or sold and as part of their overall hedging strategy. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

The Adviser will not commit any Fund to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets or obligations denominated in that currency. The Funds' Custodian will place the securities being hedged, cash or U.S. government securities or debt securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts. At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Funds will be able to effect such a closing purchase transaction.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If the Funds retain the portfolio security and engage in an offsetting transaction, the Funds will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES AND OPTIONS TRANSACTIONS

The Funds may invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Funds because the maximum exposure is the amount of the premiums paid for the options.

The use of financial futures contracts and commodity futures contracts (Worldwide Real Estate Fund and Worldwide Hard Assets Fund) options on such futures contracts and commodities (Worldwide Real Estate Fund and Worldwide Hard Assets Fund), may reduce a Fund's exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect a Fund against fluctuation in the value of securities in which a Fund is about to invest. Because the financial markets in the developing countries are not as developed in the United States, these financial investments may not be available to the Funds and the Funds may be unable to hedge certain risks.

The use of financial futures and commodity futures (Worldwide Real Estate Fund and Worldwide Hard Assets Fund) contracts and options on such futures contracts and commodities (Worldwide Real Estate Fund and Worldwide Hard Assets Fund), as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Funds may incur a loss on their investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

It is the policy of the Funds to meet the requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company to prevent double taxation of the Funds and their shareholders. One of these requirements is that less than 30% of a Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Another test requires that at least 90% of a Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Funds may engage in options and futures contracts transactions may be materially limited by these tests.

REPURCHASE AGREEMENTS

The Funds will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 10% of the value of a Fund's total net assets would then be invested in such repurchase agreements and other illiquid securities, except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund and Worldwide Real Estate Fund will be limited to 15% of total net assets. A Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.


MORTGAGE-BACKED SECURITIES

The Funds may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of Pos. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.

REAL ESTATE SECURITIES

Although Worldwide Hard Assets Fund and Worldwide Real Estate Fund will not invest in real estate directly, each of these Funds may invest a percentage of its assets in equity securities of real estate investment trust ("REITs") and other real estate industry companies or companies with substantial real estate investments. Worldwide Hard Assets Fund may invest up to 50% and Worldwide Real Estate Fund may invest up to 100% of its assets in such securities. Therefore, the Funds are subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

Investing in REITs involves certain unique risks in addition to those risk associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rated rise, the value of the REIT may decline).

COMMERCIAL PAPER

Worldwide Emerging Markets Fund, Worldwide Balanced Fund, Worldwide Hard Assets Fund, Worldwide Bond Fund and Worldwide Real Estate Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Funds will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Funds to hedge or cross-hedge against a decline in the U.S. Dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Funds will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the Securities and Exchange Commission is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

DEBT SECURITIES

The Funds may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

New issuer of certain debt securities are often offered on a when-issued basis, that is, they payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Funds do not accrue any income on these securities prior to delivery. The Funds will maintain in a segregated account with their Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

SHORT SALES

If a Fund may make short sales of equity securities. The Fund will establish a segregated account with respect to its short sales and maintain in the account cash not available for investment or US government securities or other liquid, high-quality debt securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash, US Government Securities or other liquid, high-quality debt securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets. In order to comply with certain securities laws of a state in which shares of the Fund are currently sold, the Fund has undertaken to (i) limit the value of its assets deposited as collateral and deposited in the segregated account to 25% of the securities of any class of any one issuer and (ii) limit short sales to liquid securities, as determined by the Adviser and ratified at least quarterly by the Board of Trustees. The Fund will comply with the undertaking so long as the Fund's shares are sold in such state for such state restrictions remain in effect. The Fund's ability to engage in short sales may further limited by the requirements of current US tax law that the Fund derive less then 30% of its gross income from the sale or other disposition of securities held less than three months. Securities sold short and then repurchased, regardless of the actual time between the tow transactions, are considered to have been held for less than three months.

DIRECT INVESTMENTS

Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund and Worldwide Real Estate Fund may invest up to 10% of their total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case the Funds will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Sub-Adviser anticipates that these agreements will, in appropriate circumstances, provide the Funds with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Funds' investment in the enterprise. Such a representative of the Funds will be expected to provide the Funds with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Certain of the Funds' direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Funds do not anticipate making direct investments in start-up operations, although it is expected that in some cases the Funds' direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations.

Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Funds may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Funds. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expense of the registration. In addition, in the event the Funds sell unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies which cannot be changed without the approval of the holders of a majority of a Funds' outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of a Fund's outstanding shares.

     A Fund may not:

1. Purchase or sell real estate, although the Funds may purchase securities of companies which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

2. Purchase or sell commodities or commodity futures contracts (for the purpose of this restriction, forward foreign exchange contracts are not deemed to be a commodity or commodity contract) except that the Worldwide Emerging Markets Fund may, for hedging and other purposes, and the Worldwide Hard Assets Fund, Worldwide Balanced Fund, Worldwide Real Estate Fund and Worldwide Bond Fund may, for hedging purposes only, buy and sell financial futures contracts which may include stock and bond index futures contracts and foreign currency futures contracts. The Worldwide Real Estate Fund and Worldwide Hard Assets Fund may, for hedging purposes only, buy and sell commodity futures contracts on gold and other natural resources or on an index thereon. A Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts not used for hedging purposes (except that with respect to Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund, margin deposits for futures positions entered into for bona fide hedging purposes are excluded from the 5% limitation). In addition, Worldwide Real Estate Fund and Worldwide Hard Assets Fund may invest in gold bullion and coins;

3. Make loans, except by (i) purchase of marketable bonds, debentures, commercial paper and similar marketable evidences of indebtedness (such as structured notes, indexed securities and swaps with respect to Worldwide Hard Assets Fund and Worldwide Real Estate Fund) and (ii) repurchase agreements. The Funds may lend to broker-dealers portfolio securities with an aggregate market value up to one-third of its total assets;


4. As to 75% of the total assets of the Worldwide Hard Assets Fund and Worldwide Emerging Markets Fund purchase securities of any issuer, if immediately thereafter (i) more than 5% of a Fund's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) with respect to the Worldwide Hard Assets Fund, more than 10% of the outstanding securities of any class of such issuer would be held by a Fund; and in the case of Worldwide Emerging Markets Fund more than 10% of the outstanding voting securities of such issuer would be held by a Fund (provided that these limitations do not apply to obligations of the United States Government, its agencies or instrumentalities). This limitation does not apply to the Worldwide Bond Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund;

5. Underwrite any issue of securities (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities);

6. Borrow money, except that each of the Funds may borrow up to 30% of the value of its net assets to increase its holding of portfolio securities;

7. Issue senior securities except insofar as a Fund may be deemed to have issued a senior security by reason of (i) borrowing money in accordance with restrictions described above; (ii) entering into forward foreign currency contracts; (iii) financial futures contracts purchased on margin
     (iv) commodity futures contracts purchased on margin (Worldwide Hard Assets
     Fund) and; (v) foreign currency swaps (Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund);

8 Invest more than 25 percent of the value of a Fund's total assets in the securities of issuers having their principal business activities in the same industry, except the Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, and provided that this limitation does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

9.   Make investments for the purpose of exercising control or management;

10.  Invest in real estate limited partnerships (except Worldwide Real Estate
     Fund) or in oil, gas or other mineral leases.

The following policies have been adopted by the Board of Trustees with respect to each Fund and may be changed without shareholder approval.

     A Fund may not:

11. Exclusive of Worldwide Balanced Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Hard Assets Fund, purchase securities of other open-end investment companies except as part of a merger, consolidation, reorganization or acquisition of Assets; (i) purchase more than 3% of the total outstanding voting stock of any investment company, (ii) invest more than 5% of any of the Fund's total assets in securities of any one investment company or (iii) invest more than 10% of such value in investment companies in general. In addition, the Fund may not invest in the securities of closed-end investment companies, except by purchase in the open market involving only customary broker's commissions.

12. Invest in securities which are (i) subject to legal or contractual restrictions on resale ("restricted securities"), or in securities for which there is no readily available market quotation or engage in a repurchase agreement maturing in more than seven days with respect to any security, if as a result, more than 10% of its total net assets would be invested in such securities, except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund and Worldwide Real Estate Fund will not invest more than 15% of the value of their total net assets in such securities and; (ii) with respect to Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund and Worldwide Real Estate Fund are "illiquid" securities, including repurchase agreements maturing in more than 7 days and options traded over-the-counter if the result is that more than 15% of its total net assets would be invested in such securities;

13. Invest more than 5 percent of the value of its total assets in securities of companies having together with their predecessors, a record of less than three years of continuous operation (this restriction does not apply to the Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund and Worldwide Real Estate Fund);

14. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except that the Funds may purchase or sell puts and calls on foreign currencies and on securities as described under "Futures and Options Transactions" herein and in the Prospectus and that these Funds may write, purchase or sell put and call options on financial futures contracts, which include bond and stock index futures contracts. Worldwide Hard Assets Fund may write, purchase, or sell put and call options on gold or other natural resources or an index thereon and on commodity futures contracts on gold or other natural resources or an index thereon;

15. Purchase participations or other interests (other than equity stock interests) in oil, gas or other mineral exploration or development programs;

16. Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges or more than 2% of the value of the assets of a Fund (except Worldwide Balanced Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund) in warrants which are not listed. Warrants acquired in units or attached to securities are not included in this restriction;

17. Mortgage, pledge or otherwise encumber its assets except to secure borrowings effected within the limitations set forth in restriction (6);

18. Except for Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund, make short sales of securities, except that the Worldwide Balanced Fund, and Worldwide Bond Fund may engage in the transactions specified in restrictions (1), (2) and (14);

19. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions and, may make initial or maintenance margin payments in connection with options and futures contracts and related options and borrowing effected within the limitations set forth in restriction (6);

20. Participate on a joint or joint and several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Funds and such account;

21. Purchase or retain a security of any issuer if any of the officers, directors or Trustees of a Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer, or if such persons taken together own more than 5% of the securities of such issuer.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                          INVESTMENT ADVISORY SERVICES

The investment adviser and manager of the Funds is Van Eck Associates Corporation (the "Adviser"), a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of August 30, 1989. The Adviser furnishes an investment program for the Funds and determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold or held.

Fiduciary International, Inc. ("FII"), a New York Corporation, is sub-advisor to the Worldwide Balanced Fund pursuant to a Sub-Investment Advisory Agreement dated May 31, 1994. Peregrine Asset Management (Hong Kong) Limited ("PAM"), a Hong Kong Corporation, is Sub-Advisor to the Worldwide Emerging markets Fund pursuant to a Sub-Investment Advisory Agreement dated October 9, 1995.

The Adviser (and Sub-Adviser) provides the Funds with office space, facilities and simple business equipment and provides the services of consultants, executive and clerical personnel for administering the affairs of the Funds. Except as provided for in the Advisory Agreement or Sub-Investment Advisory Agreement, the Adviser (and Sub-Adviser) compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly.

The Advisory and Sub-Advisory Agreements provide that they shall each continue in effect from year to year with respect to a Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by the Trustees of the Trust, and (ii) in either event a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory and Sub-Advisory Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned within the meaning of the 1940 Act. The Advisory Agreements and Sub-Advisory Agreements were reapproved, and the Advisory Agreement for Worldwide Real Estate Fund was approved, by action of the Board of Trustees on April 22, 1997.

The expenses borne by each of the Funds include the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors' fees and expenses, brokerage commissions for portfolio transactions, taxes, (if any), the advisory and administrative fees, extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholder and Trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses, expenses of registering and qualifying shares for sale (including compensation of the Adviser's employees in relation to the time spent on such matters), fees of Trustees who are not "interested persons" of the Adviser, membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of each Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser.

The management fee for each of Worldwide Hard Assets Fund and Worldwide Bond Fund is based on an annual rate of 1% of the first $500 million of average daily net assets, .90 of 1% on the next $250 million and .70 of 1% in excess of $750 million. Worldwide Balanced Fund pays the Adviser a fee of .75 of 1% of average daily net assets. From this fee the Adviser pays the Sub-Adviser a fee of .50 of 1% of average daily net assets. The management fee for the Worldwide Emerging Markets Fund is computed daily and paid monthly at an annual rate of 1% of average daily net assets, which includes the fee paid to the Adviser for accounting and administrative services.

The Adviser also performs accounting and administrative services for Worldwide Balanced Fund and Worldwide Emerging Markets Fund pursuant to a written agreement. For these accounting and administrative services, Worldwide Balanced Fund and Worldwide Emerging Markets Fund each pay .25 of 1% of their respective average daily net assets. From the fee paid by the Worldwide Emerging Markets Fund, the Adviser pays the Sub-Adviser a fee of .50 of 1% of average daily net assets.

For the fiscal years ended April 30, 1994, April 30, 1995, April 30, 1996 and December 31, 1996 the Adviser earned fees, with respect to Worldwide Hard Assets of $466,722, $837,780, $1,251,773 and $1,121,447 respectively. The Adviser earned fees for the same periods with respect to Worldwide Bond Fund of $582,521, $641,065, $985,741 and $775,274 respectively. There were no fee waivers or expense reimbursements with respect to these Funds for this period. Both the Adviser and Sub-Adviser of Worldwide Balanced Fund waived fees from the date of the Fund's commencement of operations (December 23, 1994) to December 31, 1996. In addition, during the same time period the Adviser assumed the operating expenses of Worldwide Balanced Fund. For the Worldwide Emerging Markets Fund, both the Adviser and Sub-Adviser waived fees from the date of the Fund's Commencement of Operations (December 21, 1995) to December 31, 1996.

Under the Advisory Agreement and the Administrative Services Agreement the Adviser determines the net asset value per share and maintains the accounting records of the Funds. For these services the agreement provides for reimbursement to the Adviser.

Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust.

                                THE DISTRIBUTOR

Shares of the Funds are offered on a continuous basis and are distributed through Van Eck Securities Corporation, 99 Park Avenue, New York, New York (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Funds. The Distribution Agreements for Worldwide Balanced Fund, Worldwide Hard Assets Fund and Worldwide Bond Fund were reapproved, and the Distribution Agreement for Worldwide Real Estate Fund was approved, by action of the Trustees on April 22, 1997. The Distribution Agreement for the Worldwide Emerging Markets Fund was approved by action of the Trustees on July 18, 1995.

The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Funds and preparing, printing and distributing advertising or promotional materials. The Funds will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser (or Sub-Adviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

In purchasing and selling the Funds' portfolio investments, it is the Adviser's (or Sub-Adviser's) policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser (or Sub-Adviser) will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

The Adviser (or Sub-Adviser) may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to the Adviser (or Sub-Adviser) is considered to be in addition to and not in lieu of services required to be performed by the Adviser (or Sub-Adviser) under its Advisory Agreement or Sub-Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser (or Sub-Adviser) in serving its other clients or clients of the Adviser's (or Sub-Adviser's) affiliates.

The Trustees periodically review the Adviser's (or Sub-Adviser's) performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser (or Sub-Adviser) or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser (or Sub-Adviser) to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser (or Sub-Adviser) considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the then availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser (or Sub-Adviser) may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

While it is the policy of the Funds generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser (or Sub-Adviser), such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The Worldwide Hard Assets Fund, Worldwide Emerging Markets Fund and Worldwide Balanced Fund anticipate that their annual portfolio turnover rates will not exceed 100%. For fiscal years ended December 31, 1996, April 30, 1996, April 30, 1995 and April 30, 1994, the portfolio turnover rate for Worldwide Hard Assets Fund was 46.14%, 26.37%, 23.30% and 15.84%, respectively, and the Adviser anticipates the turnover rate for the current fiscal year will remain below 100%. Turnover rate for the Worldwide Emerging Markets Fund, for the fiscal years ending December 31, 1996 and April 30, 1996 were 29.53% and 45.84% respectively, and the Adviser anticipates the turnover rate for the current fiscal year will remain below 100%. Turnover rate for the Worldwide Balanced Fund, for the fiscal year December 31, 1996 and April 30, 1996 were 0.76% and 0.0% respectively, and the Adviser anticipates the turnover rate will remain below 100% for the current fiscal year.

The annual portfolio turnover rate of the Worldwide Bond Fund may exceed 100%. For fiscal years ended December 31, 1996, April 30, 1996, April 30, 1995 and April 30, 1994, the portfolio turnover rate was 73.95%, 208.05%, 265.87% and 37.59%, respectively, and the Adviser anticipates the turnover rate for the current fiscal year will also exceed 100%. Due to the high rate of turnover, the Fund will pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate, though commissions are not generally charged in fixed-income transactions. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information. The portfolio turnover rates of all the Funds may vary greatly from year to year.

As Worldwide Real Estate Fund recently commenced operation, it did not experience any portfolio turnover for the fiscal year ended December 31, 1996.

The Adviser does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. For the fiscal year ended April 30, 1994, Gold and Natural Resources Fund paid $187,464 and Worldwide Bond Fund paid $8,640 in brokerage commissions. For the fiscal year ended April 30, 1995, Gold and Natural Resources Fund paid $250,357, Worldwide Bond Fund paid $24,354 and Worldwide Balanced did not pay any brokerage commissions. For the fiscal year ended April 30, 1996, Gold and Natural Resources Fund paid $217,800, Worldwide Bond Fund paid $7,340, and Worldwide Balanced Fund paid $194, Worldwide Hard Assets paid $5,625. For the fiscal year ended December 31, 1996, Worldwide Hard Assets Fund paid $457,007, Worldwide Bond Fund did not pay any brokerage commissions, and Worldwide Balanced Fund paid $1,892, Worldwide Hard Assets paid $15,457.

                             TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their addresses, positions with the Trust and principal occupations during the past five years are set forth below.

Trustees of Van Eck Worldwide Insurance Trust:

*.JOHN C. van ECK, C.F.A. - Chairman of the Board and President
-------------------------

  270 River Road, Briarcliff Manor, New York; Chairman of the Board and President of other affiliated investment companies advised by the Adviser; Chairman, Van Eck Associates Corporation (investment adviser) and Van Eck Securities Corporation (broker-dealer); Director, Eclipse Financial Asset Trust (mutual fund); Former President of the Adviser and its affiliated companies; Former Director (1992-1995), Abex Inc. (aerospace); Former Director (1983-1986), The Signal Companies, Inc. (high technology and engineering); Former Director (1982-1984), Pullman Transportation Co., Inc. (transportation equipment); Former Director (1986-1992) The Henley Group, Inc. (technology and health).

 .#+JEREMY H. BIGGS - Trustee
------------------

  1220 Park Avenue, New York, New York 10128; Trustee of other affiliated investment companies advised by the Adviser; Vice Chairman, Director and Chief Investment Officer, Fiduciary Trust Company International (investment manager), parent company of Fiduciary International, Inc., which serves as Sub-Adviser to the Worldwide Balanced Fund; Chairman of the Board to all funds of Davis Fund Group (mutual fund management company); Former Director, International Investors Incorporated (1990-1991).

#+RICHARD C. COWELL - Trustee
-------------------

  240 El Vedado Way, Palm Beach, Florida 33480; Trustee of other affiliated investment companies advised by the Adviser; Private Investor; Director, West Indies & Caribbean Development Ltd. (real estate); Former Director, Compo Industries, Inc. (machinery manufacturer); Former Director International Investors Incorporated (1957-1991); Former Director (1978-1981), American Eagle Petroleums, Ltd. (oil and gas exploration); Former President and Director (1968-1976), Minerals and Industries, Inc. (petroleum products); Former Director (1978-1983), Duncan Gold Resources Inc. (oil exploration and gold mining); Former Director (1981-1984), Crested Butte Silver Mining Co.; Former Chairman and Member of Executive Committee (1974-1981), Allerton Resources, Inc. (oil and gas exploration); Former Director (1976-1982), Western World Insurance Co.



 .PHILIP DEFEO - Trustee
-------------

  194 Centre Street, Dover, Massachusetts 02030; President and Chief Executive Officer, and Trustee of other affiliated investment companies advised by the Adviser. President and Chief Exeuctive Officer and Director of Van Eck Associates Corporation (investment adviser) and Van Eck Securities Corporation (broker-dealer); Former Executive Vice President and Director (1994-1996), Cedel International (finance and settlements); Former Managing Director (1992-
  1994), Lehman Brothers (investment bank and broker/dealer); Former Senior Vice President (1987-1992), Fidelity Investments (financial services); Former Senior Vice President (1979-1987), Bankers Trust Company International Securities Division.

#+WESLEY G. McCAIN - Trustee
------------------

  144 East 30th Street, New York, New York 10016; Chairman, Towneley Capital Management, Inc., (investment adviser); Chairman, Eclipse Financial Asset Trust (mutual fund); Trustee of other affiliated investment companies advised by the Adviser; General

  Partner, Pharoah Partners, L.P.; President, Millbrook Associates, Inc.; Trustee, Libre Group Trust; Chairman, Eclipse Financial Services, Inc.; Trustee, Peregrine Funds; Former Director, International Investors Incorporated; and Former Secretary and Treasurer, Millbrook Advisers, Inc. (investment adviser) Former Chairman, Finacor, Inc. (financial services).

DAVID J. OLDERMAN - Trustee
-----------------

  40 East 52nd Street, New York, New York 10022; Chairman of the Board, Chief Executive Officer and Owner, Carret & Company, Inc. (since 1988); Chairman of the Board, American Copy Equipment Co. (1991-present); Chairman of the Board, Brighton Partners, Inc. (1993-present); Principal, Olderman & Raborn, Inc., (investment advisers-1984-1988); Chairman of the Board, Railoc, Inc., (farm equipment manufacturing-1979- 1984); Head of Corporate Finance, Halsey Stuart (investment banking-1974-1975); Vice Chairman of the Board, Stone and Webster Securities Corp. (investment banking, retail sales and investment advisory divisions-1964 to 1974).

#*RALPH F. PETERS - Trustee
-----------------

  25 Strimples Mill Road, Stockton, New Jersey 08559; Trustee of other affiliated investment companies advised by the Adviser; Former Chairman of the Board, Former Chairman of the Executive Committee and Chief Executive Officer of Discount Corporation of New York (dealer in U.S. Treasury and Federal Agency Securities) (1981-1988); Director, Sun Life Insurance and Annuity Company of New York; Director, U.S. Life Income Fund Inc., New York; Former Director, International Investors Incorporated.

RICHARD D. STAMBERGER - Trustee
------------------

  888 17th Street, N.W., Washington, D.C. 20006; Principal, National Strategies, Inc., a public policy firm in Washington, D.C.; Partner and Co-founder, Quest Partners, Inc. (management consulting firm/since 1988); Executive Vice President, Chief Operating Officer, and a Director of NuCable Resources Corporation (technology firm/since 1988); Trustee, Peregrine Funds; associated with Anderson Benjamin & Reed, a regulatory consulting firm based in Washington, D.C. (1985-1986); White House Fellow-Office of Vice President (1984-1985); Director of Special Projects, National Cable Television Association (1983-1984).

**.FRED M. van ECK - Trustee
------------------

  99 Park Avenue, New York, New York; Private Investor; Trustee of other affiliated investment companies advised by the Adviser; Director, Van Eck Associates Corporation; Director, Van Eck Securities Corporation; Former General Partner (1950-1976) J. H. Whitney & Co. (venture capital).

Officers of the Trust:

HENRY J. BINGHAM - Executive Vice President

----------------
  99 Park Avenue, New York, New York; Executive Vice President of the Trust; President of International Investors Gold Fund series of Van Eck Funds; Executive Vice President of other affiliated investment companies advised by the Adviser; Executive Managing Director, of the Adviser; Formerly an officer of the Adviser and affiliated companies; Director and Vice President (1978-
  1983), United Services Gold Shares Inc., United Services Group of Funds, Inc. and The Good and Bad Times Fund, Inc. (mutual funds) and Growth Research and Management, Inc. (investment adviser). Formerly General Partner and Director of Spencer Trask & Co.

DEREK van ECK - Executive Vice President
----------------

99 Park Avenue, New York, New York; Executive Vice President of the Trust; President of Worldwide Hard Assets Fund series of Van Eck Worldwide Insurance Trust and Global Hard Assets Fund series of Van Eck Funds; Vice President of other affiliated investment companies advised by the Adviser; Executive Vice President, Director, Global Investments and Director of Van Eck Associates Corporation and Van Eck Securities Corporation.

MADIS SENNER - Executive Vice President
------------

  99 Park Avenue, New York, New York; Executive Vice President of the Trust; President of Worldwide Bond Fund series of Van Eck Worldwide Insurance Trust and Global Income Fund series of Van Eck Funds; Director, Global Fixed Income of the Adviser; Executive Vice President of other affiliated investment companies advised by the Adviser; Former Global Bond Manager, Chase Manhattan Private Bank (1992-1994); Former President and founder, Sunray Securities, Inc. 1989-1992).


LUCILLE PALERMO - Executive Vice President
------------------------------------------

   99 Park Avenue, New York, New York; Executive Vice President of the Trust; President, Gold/Resources Fund and Gold Opportunity Fund series of Van Eck Funds; Associate Director, Mining Research of the Adviser; Investment Strategist and Analyst with Drexel Burnham Lambert (1979-1989).


MICHAEL G. DOORLEY - Vice President
------------------

99 Park Avenue, New York, New York; Vice President of the Trust; Senior Vice President, and Chief Financial Officer, Van Eck Associates Corporation and Van Eck Securities Corporation, Senior Vice President and Chief Financial Officer of other affiliated investment companies advised by the Adviser.

BRUCE J. SMITH - Vice President and Treasurer
--------------

99 Park Avenue, New York, New York; Vice President and Treasurer of the Trust; Senior Managing Director, Portfolio Accounting of Van Eck Associates Corporation and Senior Managing Director of Van Eck Securities Corporation. Vice President and Treasurer of other affiliated investment companies advised by the Adviser.

JOSEPH P. DiMAGGIO - Controller
------------------

  99 Park Avenue, New York, New York; Controller of the Trust; Director of Portfolio Accounting of Van Eck Associates Corporation (since 1993); Accounting Manager with Alliance Capital Management (1985-1993); Controller of other affiliated investment companies advised by the Adviser.

THADDEUS M. LESZCZYNSKI - Vice President and Secretary
-----------------------

  99 Park Avenue, New York, New York; Vice President and Secretary of the Trust; Vice President and Secretary of other affiliated investment companies advised by the Adviser; Vice President, Secretary and General Counsel of Van Eck Associates Corporation and Van Eck Securities Corporation.

_______________________

  .  An "interested person" as defined in the Act.

  * Member of Executive Committee - exercises general powers of Board of Trustees between meetings of the Board.

  ** Brother of Mr. John C. van Eck.

  #  Member of the Nominating Committee

  + Member of Audit Committee - reviews fees, services, procedures, conclusions and recommendations of independent auditors.



                             PRINCIPAL SHAREHOLDERS

As of December 31, 1996 approximately 96% and 94% of the outstanding shares of Worldwide Hard Assets Fund and Worldwide Bond Fund, respectively, were owned, of record, by The Best of America IV, a separate account offered by Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216 to fund the benefits of the separate account's variable annuity contractowners. As of December 31, 1996 approximately 65% of the outstanding shares of Worldwide Balanced Fund were owned, of record, by Security Life of Denver, Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699. Because the Worldwide Real Estate Fund had not commenced operations as of December 31, 1996, there were no principal shareholders.

                              VALUATION OF SHARES

The net asset value per share of each of the Funds is computed by dividing the value of all of a Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange,

Monday through Friday, exclusive of national business holidays. The Funds will be closed on the following national business holidays: New Years Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas (or the days on which these holidays are observed).

Shares of the Funds are sold at the public offering price which is determined once each day the Funds are open for business and is the net asset value per share.

The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the New York Stock Exchange (the "Exchange"). In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

                                     TAXES

Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the"Code"). To so qualify, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of any of the following which was held less than three months (the "30% test"):
(i) stock or securities; (ii) options, futures or forward contracts (other than on foreign currencies) or (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Fund's principal business of investing in stock or securities; and (c) satisfy certain diversification requirements.

As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its investment company taxable income for the taxable year is distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits. Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year a Fund must distribute (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) any portion (not taxed to the
Fund) of the 2% balance from the prior year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.



                              REDEMPTIONS IN KIND

The Worldwide Real Estate Fund elects to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period in the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                  PERFORMANCE

The Funds may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)/to the nth power/ = ERV

Where:  P    =    a hypothetical initial payment of $1,000
        T    =    average annual total return
        n    =    number of years
        ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the year or period;

The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                 YIELD = 2[(A-B/CD + 1)/to the sixth power/-1]

Where:  A    =    dividends and interest earned during the period
        B    =    expenses accrued for the period (net of reimbursement)
        C    =    the average daily number of shares outstanding during the
                  period that were entitled to receive dividends
        D    =    the maximum offering price per share on the last day of the period after adjustment for payment of dividends within 30 days thereafter

The Funds may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

                               [(B-A)/A](100)=ATR

Where:  A    =    initial investment
        B    =    value at end of period
        ATR  =    aggregate total return

The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Funds are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Performance figures of a Fund are not useful for comparison purposes because they do not reflect the charges and deductions at the separate account level.

                             ADDITIONAL INFORMATION

Custodian. The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245 is the custodian of the Trust's portfolio securities and cash. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

Transfer Agent. Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10019, serves as the Funds' transfer agent.

Independent Accountants. Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019 serves as the Trust's independent accountants.

Counsel. Goodwin, Procter & Hoar, Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

The financial statements of the Worldwide Balanced Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund for the fiscal year ended December 31, 1996, are incorporated by reference from the Funds' Annual Reports to Shareholders which are available at no charge upon written or telephone request to the Trust at the address or telephone number set forth on the first page of this Statement of Additional Information.

                                    APPENDIX

Corporate Bond Ratings
----------------------

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack the characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS;

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligations. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarding as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB--Bonds rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B--Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

CCC--Bonds rated CCC has a current indentifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Preferred Stock Ratings

-----------------------

Moody's Investors Service, Inc. describes its preferred stock ratings as:

aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba - An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b - An Issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa - An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport no indicate the future status of payment.

ca - An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c - This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of every attaining any real investment standing.

Standard & Poor's Corporation describes its preferred stock ratings as:

AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,B,CCC - Preferred stocks rated BB,B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

SHORT TERM DEBT RATINGS

Description of Moddy's short-term debt ratings:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample aset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected be external conditions. Ample alternate liqiuidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                     PART C

                               OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits
         ---------------------------------

a)   Financial Statements included in Prospectus (Part A)

     Financial Highlights or Selected per Share Data and Ratios of Worldwide Emerging Markets Fund for the period from December 21, 1995 to December 31, 1996 (audited), of Worldwide Balanced Fund for the period from December 23, 1994 to April 30, 1995 (audited) and for the fiscal year ended December 31, 1996 (audited), Worldwide Hard Assets Fund for the period from August 21, 1995 to April 30, 1996 (audited) and for the 8 months ended December 31, 1996 (audited), of Gold and Natural Resources Fund for the period from September `1, 1989 to April 30, 1990 (audited) and for the six years ended April 30, 1996 (audited) and for the 8 months ended December 31, 1996 (audited) and of Worldwide Bond Fund for the period from September 1, 1989 to April 30, 1990 (audited) and for the six years ended April 30, 1996 and for the 8 months ended December 31, 1996 (audited).

     The following audited financial statements of the Registrant are included in the Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1996, filed with the Securities and Exchange Commission under Section 30(b)(1) of the 1940 Act, and have been incorporated in Part B hereof by reference:

          Worldwide Emerging Markets Fund -- Investment Portfolio at December 31, 1996;
          Worldwide Emerging Markets Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Worldwide Emerging Markets Fund -- Statement of Operations for the period from December 21, 1995 to April 30, 1996; and for the eight months ended December 31, 1996.
          Worldwide Emerging Markets Fund -- Statement of Changes in Net Assets for the period December 21, 1995 to April 30, 1996; and for the eight months ended December 31, 1996.

          Worldwide Emerging Markets Fund -- Financial Highlights for the period December 21, 1995 to December 31, 1996; and for the eight months ended December 31, 1996.
          Worldwide Emerging Markets Fund -- Notes to Financial Statements Report of Independent Accountants dated February 18, 1997;

          Worldwide Balanced Fund -- Investment Portfolio at December 31, 1996;

          Worldwide Balanced Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Worldwide Balanced Fund -- Statement of Operations for the year ended April 30, 1996; and for the eight months ended December 31, 1996.

          Worldwide Balanced Fund -- Statement of Changes in Net Assets for the period December 23, 1994 to April 30, 1995 and for the year ended April 30, 1996; and for the eight months ended December 31, 1996

          Worldwide Balanced Fund -- Financial Highlights for the period December 23, 1994 to April 30, 1995, for the year ended April 30, 1996; and for the eight months ended December 31, 1996.
          Worldwide Balanced Fund -- Notes to Financial Statements --Report of Independent Accountants dated February 18, 1997;
          Worldwide Hard Assets Fund -- Investment Portfolio at December 31,
          1996;
          Worldwide Hard Assets Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Worldwide Hard Assets Fund -- Statement of Operations for the period from August 21, 1995 to April 30, 1996; and for the eight months ended December 31, 1996.
          Worldwide Hard Assets Fund -- Statement of Changes in Net Assets for the period August 21, 1995 to April 30, 1996; and for the eight months ended December 31, 1996.

          Worldwide Hard Assets Fund -- Financial Highlights for the period August 21, 1995 to April 30, 1996; and for the 8 months ended December 31, 1996.
          Worldwide Hard Assets Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 18, 1997;
          Gold & Natural Resources Fund -- Investment Portfolio at December 31, 1996;
          Gold & Natural Resources Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Gold & Natural Resources Fund -- Statement of Operations for the year ended April 30, 1996; and for the 8 months ended December 31, 1996.

          Gold & Natural Resources Fund -- Statement of Changes in Net Assets for the year ended April 30, 1996 and for the 8 months ended December 31, 1996.
          Gold & Natural Resources Fund -- Financial Highlights for the years and for the 8 months ended December 31, 1996.
          Gold & Natural Resources Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 18, 1997;

          Worldwide Bond Fund -- Investment Portfolio at December 31, 1996;

          Worldwide Bond Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Worldwide Bond Fund -- Statement of Operations for the year ended April 30, 1996; and for the 8 months ended December 31, 1996.

          Worldwide Bond Fund -- Statement of Changes in Net Assets for the years ended April 30, 1996 and 1995 and for the 8 months ended December 31, 1996.
          Worldwide Bond Fund -- Financial Highlights for the years ended April 30, 1995, 1994, 1993 and 1992; and for the 8 months ended December 31, 1996.
          Worldwide Bond Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 18, 1997.

b) Exhibits  (An * denotes inclusion in this filing)

   (1)(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 33-13019); Form of First Amendment to Declaration of Trust (incorporated by reference to Registration Statement No. 2-97596). Second Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Third Amendment to Master Trust Agreement adding Worldwide Balanced Fund (incorporated by reference to Post-Effective Amendment No. 9). Fourth Amendment to Master Trust Agreement adding Asia Region Growth Fund, Asia Region Infrastructure Fund and Worldwide SmallCap Fund (incorporated by reference to Post-Effective Amendment No. 9). Fifth Amendment to the Master Trust Agreement adding Worldwide Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 10). Sixth Amendment to Master Trust Agreement renaming Van Eck Investment Trust as Van Eck Worldwide Insurance Trust and renaming Global Bond Fund as Worldwide Bond Fund (incorporated by reference to Post-Effective Amendment No.
          12). Seventh Amendment to the Master Trust Agreement deleting Asia Region Growth Fund and Asia Region Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No.
          14). Eighth Amendment to the Master Trust Agreement adding Worldwide Emerging Markets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 15).

   (2) By-laws of Registrant (incorporated by reference to Pre-Effective Amendment No. 1).

   (3)    Not Applicable.

   (4)(a) Form of certificate of shares of beneficial interest of Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 1). Form of certificate of shares of beneficial interest of Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

   (4)(b) Instruments defining rights of security holders (See Exhibits (1) and (2) above).

   (5) Form of Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 15 ).

   (5)(a) Form of Sub-Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 15).

   (6)(a) Form of Distribution Agreement (incorporated by reference to Pre-Effective Amendment No. 1).

   (6)(b) Form of Participation Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (7)    Not Applicable.

   (8)    Global Custody Agreement, as amended. (to be filed by amendment)

   (9) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 2). Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

   (10) Opinions of Goodwin, Procter & Hoar, including consents (incorporated by reference to Pre-Effective Amendment No. 2 and Post-Effective Amendment Nos. 14 and 15).

   (11)   Not Applicable.

   (12)   Not Applicable.

   (13) Subscription Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (14)   Not Applicable.

   (15)   Not Applicable.

   (16)   Not Applicable.

   (17)*  Financial Data Schedule.

   (18) Powers of Attorney (incorporated by reference to Exhibit 17 of Post-Effective Amendment No. 1).

ITEM 25. Persons controlled by or under common control with Registrant
         -------------------------------------------------------------

        Not Applicable.


ITEM 26. Number of Record Holders of Securities
         --------------------------------------

Set forth below are the number of Record holders, as of January 31, 1997 of each series of the Registrant:

        Class and Title                Number of Record Holders
        ---------------                ------------------------

        Worldwide Emerging Markets Fund           9
        Worldwide Balanced Fund                   8
        Worldwide Hard Assets Fund                2
        Worldwide Bond Fund                      11
        Gold and Natural Resources Fund          23

ITEM 27. Indemnification
         ---------------

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.

ITEM 29.  Principal Underwriters
          ----------------------

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Funds.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:

Name and Principal      Position and Offices         Position and Office
Business Address         with Underwriter             with Registrant
----------------------  ---------------------------  ------------------------

John C. van Eck         Chairman                     Chairman and President
99 Park Avenue
New York, NY

Philip Defeo            President and Chief          Trustee
99 Park Avenue          Executive Officer
New York, NY 10016

Jan van Eck             Director and Executive       None
99 Park Avenue          Vice President
New York, NY

Sigrid S. van Eck       Director, Vice President     None
270 River Road          and Assistant Treasurer
Briarcliff Manor, NY

Fred M. van Eck         Director                     Trustee
99 Park Avenue
New York, NY

Derek van Eck           Director                     Executive Vice President
99 Park Avenue
New York, NY

Michael G. Doorley      Vice President, Treasurer,   Vice President
99 Park Avenue          Controller and Chief
New York, NY            Financial Officer

Thaddeus Leszczynski    Vice President, General      Vice President and
99 Park Avenue          Counsel and Secretary        Secretary
New York, NY

Bruce J. Smith          Sr. Managing Director,       Vice President and
99 Park Avenue          Portfolio Accounting         Treasurer
New York, NY

Joseph P. DiMaggio      None                         Controller
99 Park Avenue
New York, NY

Susan C. Lashley        Managing Director,           Vice President
99 Park Avenue          Operations
New York, NY

Keith Fletcher          Senior Managing Director     None
99 Park Avenue          and Chief Marketing Officer
New York, NY

Robin Kunhardt          Director,                    None
99 Park Avenue          Product Management
New York, NY

(c) Not Applicable

Item 30. Location of Accounts and Records
         --------------------------------

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder.

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-1(b)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(i)                 Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(ii)                Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iii)               Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iv)                DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105

31a-1(b)(3)                    Not Applicable

31a-1(b)(4)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(5)                    Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-1(b)(5)                    Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

31a-1(b)(6)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(7)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(8)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-1(b)(9)                    Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

31a-1(b)(10)                   Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

31a-1(b)(11)                   Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-1(b)(12)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

                               Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

31a-1(c)                       Not Applicable

31a-1(d)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(e)                       Not Applicable

31a-1(f)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York NY 10016

31a-2(a)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

                               DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105

                               Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-2(b)                       Not Applicable

31a-2(c)                       Van Eck Securities Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-2(d)                       Not Applicable

31a-2(e)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-3                          Not Applicable

All Other Records              Van Eck  Worldwide Insurance Trust
pursuant to the Rule           99 Park Avenue
                               New York, NY 10016

ITEM 31. Management Services
----------------------------

                None


ITEM 32. Undertakings
         ------------


         Registrant undertakes to furnish each person to whom a prospectus is delivered, with a copy of the Registrant's latest annual reports to shareholders upon request and without charge.

         Registrant undertakes to file a post-effective amendment using financial statements which need not be certified within four to six months from the effective date of Worldwide Real Estate Fund.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of February, 1997.

                                    VAN ECK WORLDWIDE INSURANCE TRUST


                                    By:  /s/  John C. van Eck
                                         --------------------
                                         John C. van Eck, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                             Title                      Date
---------                             -----                      ----

/s/ John C. van Eck                   President, Chairman and
--------------------------
John C. van Eck                       Chief Executive Officer    2/25/97

/s/ Bruce J. Smith                    Vice President and Treasurer
--------------------------
Bruce J. Smith                        and Principal Financial
                                      and Accounting Officer     2/25/97

/s/ Jeremy Biggs *
--------------------------
Jeremy Biggs                          Trustee                    2/25/97

/s/ Richard Cowell *
--------------------------
Richard Cowell                        Trustee                    2/25/97

/s/ Philip DeFeo                      Trustee                    2/25/97
--------------------------
Philip DeFeo

/s/ Wesley G. McCain *
--------------------------
Wesley G. McCain                      Trustee                    2/25/97

/s/ Ralph F. Peters *
--------------------------
Ralph F. Peters                       Trustee                    2/25/97

/s/ David J. Olderman *
--------------------------
David J. Olderman                     Trustee                    2/25/97

/s/ Richard Stamberger *
--------------------------
Richard Stamberger                    Trustee                    2/25/97

/s/ Fred M. van Eck *
--------------------------
Fred M. van Eck                       Trustee                    2/25/97

/s/ John C. van Eck
-------------------

* Executed on behalf of Trustee by John C. van Eck, as attorney-in-fact.

                                 Exhibit Index
                                 -------------


Exhibit No.                  Item
-----------                  ----
Exhibit 17           Financial Data Schedule